Property, Plant and Equipment - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Net reclassifications as held-for-sale	£ 3	£ 1
Impairment	12
Cash received from sale and leaseback transactions		37
Contractual obligation	72	67
Property, plant and equipment	4,483	4,379	£ 4,583
ESG investment equipment
Disclosure of detailed information about property, plant and equipment [line items]
Additions	8	30
Leasehold property
Disclosure of detailed information about property, plant and equipment [line items]
Net reclassifications as held-for-sale	1	1
Property, plant and equipment	436	457	452
Leasehold property | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	111	95	147
Leasehold property | Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	£ 325	362	305
Leasehold property | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	5 years
Freehold property
Disclosure of detailed information about property, plant and equipment [line items]
Net reclassifications as held-for-sale	£ 0	0
Property, plant and equipment	£ 879	£ 867	£ 981